NET INCOME PER SHARE	12 Months Ended
Dec. 31, 2011
NET INCOME PER SHARE
13.	NET INCOME PER SHARE

	Years ended December 31,
	2009	2010	2011

Net income (loss) attributable to Camelot Information Systems Inc.	12,966	18,597	(40,824)
Numerator used in basic and diluted net income per share:
Net income attributable to Camelot Information Systems Inc. allocated to Series A convertible preferred share (i)	4,390	2,920	-
Net income attributable to Camelot Information Systems Inc. allocated to Series B convertible preferred share (i)	401	266	-
Net income (loss) attributable to Camelot Information Systems Inc. allocated for computing net income per ordinary share-basic (i)	8,175	15,411	(40,824)
Net income (loss) attributable to Camelot Information Systems Inc. allocated for computing net income per ordinary share-diluted	12,966	18,597	(40,824)
Shares (denominator) (ii):
Weighted average ordinary shares outstanding used in computing net income per ordinary share-basic (iii)	82,035,859	128,663,415	179,954,056
Employee share options (treasury effect)	2,906,963	9,989,086	-
Weighted average ordinary shares outstanding used in computing net income per ordinary share-diluted(iv)	133,017,168	165,258,030	179,954,056
Net income (loss) attributable to Camelot Information Systems Inc. per ordinary share-basic	0.10	0.12	(0.23)
Net income (loss) attributable to Camelot Information Systems Inc. per ordinary share-diluted	0.10	0.11	(0.23)

(i)
The net income attributable to holders of ordinary shares was allocated between ordinary shares and preferred shares on pro rata basis based on the dividend participation right.  Since each Series A convertible preferred shares and Series B convertible preferred shares has the same participating right as each ordinary share, the allocation was based on the number of ordinary shares, Series A convertible preferred shares and Series B convertible preferred shares issued.

(ii)	The net income per share information for all periods presented has reflected the 4-for-1 stock split effected in May 2010 (See Note 16 "Ordinary shares").

(iii)
The calculation of the weighted average number of ordinary shares for the purpose of basic net income per share for 2009 included the effect of the 1,800,000 ordinary shares issuable in connection with the extinguishment of liability with Red River Valley, the 3,932,000 ordinary shares issuable in connection with the business acquisition of Tansun, and the 2,200,000 ordinary shares issuable in connection with the settlement of the performance-based contingent consideration for business acquisition of Yinfeng. These ordinary shares were all issued in May 2010 (see Note 16).

(iv)
As of December 31, 2009, 2010 and 2011, the Group has 12,354,400, 2,690,000 and 16,059,328 employee share options outstanding that can potentially dilute net income per share in the future but were excluded in computation of diluted net income per share in 2009, 2010 and 2011 as their effect would be anti-dilutive.